Finance Receivables -- Purchased credit impaired finance receivables HFI and HFS (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2016	Mar. 30, 2016	Dec. 31, 2015	Apr. 01, 2013
Financing Receivable, Impaired [Line Items]
Outstanding balance	$ 840		$ 1,529
Finance receivables held for sale	776		793
Carrying amount, net of allowance	612		1,091
Allowance for purchased credit impaired finance receivable losses	$ 44		12
Corporate Joint Venture [Member]
Financing Receivable, Impaired [Line Items]
Equity Method Investment, Ownership Percentage	47.00%	47.00%		47.00%
Personal loans
Financing Receivable, Impaired [Line Items]
Finance receivables held for sale	$ 606		617
OM Loans
Financing Receivable, Impaired [Line Items]
Outstanding balance	708		911
Carrying amount, net of allowance	529		652
Allowance for purchased credit impaired finance receivable losses	30		0
SCP Loans
Financing Receivable, Impaired [Line Items]
Outstanding balance	0		482
Carrying amount, net of allowance	0		350
Allowance for purchased credit impaired finance receivable losses	0		0
FA Loans
Financing Receivable, Impaired [Line Items]
Outstanding balance	132		136
Carrying amount, net of allowance	83		89
Allowance for purchased credit impaired finance receivable losses	14		12
Purchased credit impaired finance receivables held for sale included in carrying amount	56		59
Purchased credit impaired finance receivables held for sale included in outstanding balance	87		$ 89
OneMain
Financing Receivable, Impaired [Line Items]
Discount of purchased credit impaired finance receivables, Purchased Accounting Adjustment	$ 64